Net Finance Costs - Summary of Net Finance Costs (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of finance income costs [abstract]
Interest capitalised	4.24%	3.25%	2.61%
Tax relief for capitalised interest	$ 42	$ 34	$ 37